Stock-Based Compensation	6 Months Ended
May 31, 2013
Stock-Based Compensation

Note 3. Stock-Based Compensation

Total stock-based compensation expense by type of award for the second quarter and first half of fiscal 2013 and 2012 was as follows:

	Three months ended May 31,		Six months ended May 31,
	2013	2012	2013	2012
	(In millions)
Stock appreciation rights	$2.2	$0.1	$4.7	$0.4
Stock options	—	0.3	—	0.4
Restricted stock, service based	0.7	0.7	1.2	1.1
Restricted stock, performance based	0.2	0.2	0.4	0.3

Total stock-based compensation expense	$3.1	$1.3	$6.3	$2.2